Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the period	$ (3,690)	$ (1,510)
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(48,764)	1,136
Currency translation differences	(22,975)	30,302
Tax effect	12,234	(1,692)
Net income/(expenses) recognized directly in equity	(59,505)	29,746
Cash flow hedges	14,146	17,335
Tax effect	(3,537)	(4,334)
Transfers to income statement	10,609	13,001
Other comprehensive income/(loss)	(48,896)	42,747
Total comprehensive income/(loss) for the period	(52,586)	41,237
Total comprehensive (income)/loss attributable to non-controlling interest	639	(4,486)
Total comprehensive income/(loss) attributable to the Company	$ (51,947)	$ 36,751